Earnings Per Share - Schedule of Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income	$ 75,457	470,106	386,508	234,661
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	57,510,591	57,510,591	56,754,240	55,485,256
Effect of dilutive share options	1,864,532	1,864,532	2,313,184	1,329,247
Denominator for diluted earnings per share	59,375,123	59,375,123	59,067,424	56,814,503
Basic earnings per share	$ 1.31	8.17	6.81	4.23
Diluted earnings per share	$ 1.27	7.92	6.54	4.13